FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	$ 404,805
Balance at the end of period	345,010	$ 404,805
Level 3
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	8,278
Balance at the end of period	7,645	8,278
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	100
Balance at the end of period	100	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,200
Balance at the end of period	900	1,200
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,500
Balance at the end of period	1,600	1,500
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	700
Balance at the end of period	800	700
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	2,300	1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	300	800
Sales	(1,600)	(1,400)
Issuances	1,200	1,000
Settlements	(0)	(0)
Transfers into Level 3	300	300
Transfers out of Level 3	(300)	(0)
Foreign currency translation	0	0
Balance at the end of period	2,300	2,300
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	0	0
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	800	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	200	700
Sales	(400)	(500)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	600	800
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,100	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(800)	(700)
Issuances	1,200	1,000
Settlements	(0)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(200)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,400	1,100
Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	400	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	100	100
Sales	(400)	(300)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	300	200
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	300	400
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	3,900	4,000
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	100
Purchases	1,000	800
Sales	(600)	(900)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(300)	(0)
Foreign currency translation	0	0
Balance at the end of period	4,200	3,900
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	900	1,200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	600	300
Sales	(300)	(700)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(300)	(0)
Foreign currency translation	0	0
Balance at the end of period	900	900
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,500	1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,600	1,500
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	500	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	100	100
Sales	(100)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	700	500
Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,000	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	300	400
Sales	(200)	(200)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,000	1,000
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,800	1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(200)	300
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	400
Purchases	0	0
Sales	(0)	(0)
Issuances	500	700
Settlements	(700)	(500)
Transfers into Level 3	100	100
Transfers out of Level 3	(300)	(200)
Foreign currency translation	0	100
Balance at the end of period	1,100	1,800
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	500	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	200
Purchases	0	0
Sales	(0)	(0)
Issuances	100	0
Settlements	(200)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	500	500
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	900	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	100
Purchases	0	0
Sales	(0)	(0)
Issuances	300	600
Settlements	(400)	(300)
Transfers into Level 3	0	0
Transfers out of Level 3	(200)	(100)
Foreign currency translation	0	0
Balance at the end of period	400	900
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	300	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	100
Settlements	(100)	(200)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	300
Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	0	0
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	404,576
Balance at the end of period	344,787	404,576
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	8,278
Balance at the end of period	7,645	8,278
UBS AG | Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	100
Balance at the end of period	100	100
UBS AG | Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,200
Balance at the end of period	900	1,200
UBS AG | Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,500
Balance at the end of period	1,600	1,500
UBS AG | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	700
Balance at the end of period	800	700
UBS AG | Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	2,300	1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	300	800
Sales	(1,600)	(1,400)
Issuances	1,200	1,000
Settlements	(0)	(0)
Transfers into Level 3	300	300
Transfers out of Level 3	(300)	(0)
Foreign currency translation	0	0
Balance at the end of period	2,300	2,300
UBS AG | Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	0	0
UBS AG | Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	800	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	200	700
Sales	(400)	(500)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	600	800
UBS AG | Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,100	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(800)	(700)
Issuances	1,200	1,000
Settlements	(0)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(200)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,400	1,100
UBS AG | Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	400	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	100	100
Sales	(400)	(300)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	300	200
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	300	400
UBS AG | Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	3,900	4,000
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	100
Purchases	1,000	800
Sales	(600)	(900)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(300)	(0)
Foreign currency translation	0	0
Balance at the end of period	4,200	3,900
UBS AG | Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	900	1,200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	600	300
Sales	(300)	(700)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(300)	(0)
Foreign currency translation	0	0
Balance at the end of period	900	900
UBS AG | Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,500	1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,600	1,500
UBS AG | Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	500	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	100	100
Sales	(100)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	700	500
UBS AG | Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,000	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	300	400
Sales	(200)	(200)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,000	1,000
UBS AG | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	1,800	1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(200)	300
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	400
Purchases	0	0
Sales	(0)	(0)
Issuances	500	700
Settlements	(700)	(500)
Transfers into Level 3	100	100
Transfers out of Level 3	(300)	(200)
Foreign currency translation	0	100
Balance at the end of period	1,100	1,800
UBS AG | Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	500	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	200
Purchases	0	0
Sales	(0)	(0)
Issuances	100	0
Settlements	(200)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	500	500
UBS AG | Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	900	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	100
Purchases	0	0
Sales	(0)	(0)
Issuances	300	600
Settlements	(400)	(300)
Transfers into Level 3	0	0
Transfers out of Level 3	(200)	(100)
Foreign currency translation	0	0
Balance at the end of period	400	900
UBS AG | Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	300	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	100
Settlements	(100)	(200)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	300
UBS AG | Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Balance at the beginning of the period	0	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	$ 0	$ 0